Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Detail of financial liabilities
12.1 Detail of financial liabilities

	As of December 31,	As of December 31,
	2019	2020
	$ in thousands
Lease debts	46,540	75,764
State Guaranteed loan « PGE »	—	22,701
PPP loan		1,518
Other non-current financial liabilities	—	4,617

Total non-current financial liabilities	46,540	104,600

Lease debts	1,067	6,696

Total current financial liabilities	1,067	6,696

Trade payables	29,264	24,609
Other current liabilities	8,497	19,127

Total Financial liabilities	85,368	155,032

Due dates of the financial liabilities
12.2 Due dates of the financial liabilities

Balance as of December 31, 2020	Book Value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	82,460	6,696	30,706	45,058
Other financial liabilities	28,836	78	24,698	4,061

Financial liabilities	111,296	6,774	55,404	49,118

Trade payables	24,609	24,609	—	—
Other current liabilities	19,127	19,127	—	—

Total financial liabilities	155,032	50,510	54,404	49,118